UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 16, 2023 to January 18, 2024

Commission File Number of issuing entity:  333-226082-12

Central Index Key Number of issuing entity:  0001895116

GS Mortgage Securities Trust 2021-GSA3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-226082

Central Index Key Number of depositor:  0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Scott Epperson (212) 934-2882
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4205651
38-4205652
38-7274867
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-AB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 18, 2024 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2021-GSA3.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the GS Mortgage Securities Trust 2021-GSA3 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on January 18, 2024

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	1.11%	0	N/A

No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2021-GSA3 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from December 16, 2023 to January 18, 2024.

The Depositor has filed a Form ABS-15G on February 13, 2023. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on November 13, 2023. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Argentic Real Estate Finance LLC ("Argentic"), one of the sponsors, has filed a Form ABS-15G on November 8, 2023. The CIK number of Argentic is 0001624053. There is no new activity to report at this time.

Starwood Mortgage Capital LLC, one of the sponsors, has filed a Form ABS-15G on January 27, 2023. The CIK number of Starwood Mortgage Capital LLC is 0001548405. There is no new activity to report at this time.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 29, 2024 under Commission File No. 333-226082-12 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 29, 2024 under Commission File No. 333-226082-12 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for GS Mortgage Securities Trust 2021-GSA3, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	12/15/2023	$0.00
Current Distribution Date	01/18/2024	$0.00

*REO Account
Prior Distribution Date	12/15/2023	$0.00
Current Distribution Date	01/18/2024	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for GS Mortgage Securities Trust 2021-GSA3, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	12/15/2023	$5,893.57
Current Distribution Date	01/18/2024	$6,098.29

Interest Reserve Account
Prior Distribution Date	12/15/2023	$0.00
Current Distribution Date	01/18/2024	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	12/15/2023	$0.00
Current Distribution Date	01/18/2024	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2021-GSA3, relating to the January 18, 2024 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 29, 2024 under Commission File No. 333-226082-12 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 29, 2024 under Commission File No. 333-226082-12 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ Scott Epperson
Scott Epperson, Chief Executive Officer

Date: January 29, 2024